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                                            File No. 333-28679, 811-05626
                                            Filed under Rule 497(e)
GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                PROFILE
                                  AND
                         PROSPECTUS SUPPLEMENT
                            DECEMBER 10, 1999

                                 to the
             Profiles and Prospectuses dated May 1, 1999 for
      the Deferred Combination Variable and Fixed Annuity Contracts
       (the "GoldenSelect ES II/R/ Profile and Prospectus", and
         the "GoldenSelect Value/R/ Profile and Prospectus"),
          issued by Golden American Life Insurance Company

                                  and
                                 to the

     Profiles and Prospectus dated May 1, 1999, as amended July 21,
        1999 for the Deferred Combination Variable and Fixed
         Annuity Contracts (the "GoldenSelect Premium Plus/R/
       Profile and Prospectus"), issued by Golden American Life
                           Insurance Company


    Effective February 1, 2000, Capital Guardian Trust Company will become the Portfolio Manager to the Small Cap Series.


    This supplement should be retained with your GoldenSelect Profile and Prospectus.






106153                                                             12/99



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